Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Contingency [Line Items]
Commitments and Contingencies	Commitments and Contingencies In 2020, two putative class action lawsuits were filed in the U.S. District Court for New Jersey against the Company and other defendants with respect to the Plan. The complaint alleges, among other things, that the fiduciaries of the Plan breached their duties by failing to disclose the expenses and risks of plan investment options, allowing unreasonable administration expenses to be charged to plan participants, and selecting and retaining high cost and poor performing investments. The Plan itself is not named as a defendant. In October 2020, the court consolidated the two lawsuits under the caption In re: Quest Diagnostics ERISA Litigation and plaintiffs filed a consolidated amended complaint. In May 2021, the court denied the Company's motion to dismiss the complaint. After discovery was completed, the Company filed a motion for summary judgment, which was granted. The matter is on appeal.